Main Events	12 Months Ended
Jun. 30, 2024
Main Events [Abstract]
Main events

2. Main events

2.1. Sales of Farms

Sales of farms in the year ended on June 30, 2024

Chaparral Farm

On March 14, 2024, Subsidiary Imobiliária Cajueiro signed a sales contract for 12,297 hectares (8,757 useful hectares) of Fazenda Chaparral, a property located in the municipality of Correntina – Bahia. The amount to be paid was defined as 3,031,783 bags of soybeans, equivalent to R$415,071 on the date of the transaction. On March 20, 2024, the buyer paid the first installment in the amount of R$53,533, the remaining balance is shown in note 8.1. and will be paid in six fixed annual installments. On June 20, 2024, ownership of the sold area was transferred.

Sales of farms in the year ended on June 30, 2023

Jatobá VII Farm

On June 29, 2023, the subsidiary Imobiliária Jaborandi entered into an agreement for the sale of 4,408 hectares (3,202 arable hectares) of the Jatobá VII Farm, rural property located in the municipality of Jaborandi (Bahia), for 952,815 soybean bags, equivalent to R$121,558 on the transaction date. The transfer of possession of the area sold was on the agreement date.

Araucária VI and VII Farm

The Company signed two sale agreements for the remaining area of 5,517 hectares (4,011 arable hectares) of the Araucária Farm, an agricultural property located in the city of Mineiros, Goiás. Details about the sales follow:

●	On March 28, 2023, 5,185 hectares (3,796 arable hectares) were sold for 3 million soybean bags, equivalent to R$409,328 on the transaction date. Possession of the area sold was transferred on June 15, 2023.

●	On March 29, 2023, 332 hectares (215 arable hectares) were sold for 63,875 soybean bags, equivalent to R$8,508 on the transaction date. Possession of the area sold was transferred on May 31, 2023.

Rio do Meio II Farm

On November 8, 2022, the subsidiary Agrifirma Bahia entered into an agreement for the sale of 1,964 hectares (1,422 arable hectares) of the Rio do Meio Farm, rural property located in the municipality of Correntina, Bahia, for 414,097 soybean bags, equivalent to R$62,428 on the transaction date. The agreement envisages a timetable for the transfer of possession, with the proceeds being recognized in four phases. The first and second phases were concluded on November 14, 2022 and June 7, 2023, respectively, with the other phases planned for July of each year through 2025.

Marangatu I Farm

On October 6, 2022, the subsidiary Agropecuária Moroti S.A. entered into a sale agreement for 863.3 hectares (498 useful hectares) of the Marangatu Farm (“Marangatu I”), a property located in Mariscal Estigarribia, Boquerón, Paraguay, for US$1,497 thousand (US$3,000 per arable hectare), equivalent to R$7,786 on the sale date. Possession of the area sold was transferred on October 21, 2022.

Sales of farms in the year ended on June 30, 2022

Alto Taquari IV Farm

On September 01, 2021, the Company entered into an instrument for purchase and sale of a 3,723-hectare area (2,694 arable hectares) in Alto do Taquari Farm, a rural property located in the city of Alto Taquari, state of Mato Grosso (MT), for 2,962,974 soybean bags, equivalent to R$591,339 on the transaction date. The parties determined the sale in two (2) phases: 2,566 hectares were delivered in October 2021 and 1,157 hectares will be transferred on September 30, 2024.

Rio do Meio Farm

On December 29, 2021, the Company recognized the sale of 4,573 hectares (2,859 arable hectares) of the Rio do Meio Farm, located in the city of Correntina, state of Bahia (BA). The agreement, signed on September 1, 2021, defined the price of the area at 714,835 soybean bags, which is equivalent to R$130,104 on the transaction date. The payments were divided into 13 installments, with one down payment and 12 semiannual installments due in June and October of each year until October 10, 2027. On December 29, 2021, ownership of the sold area was transferred. In the same agreement, the Company undertook to obtain Vegetation Suppression Authorization (ASV) for a 371-hectare area, with payment established at 100 soybean bags per hectare that is subject to granting of the authorization. This amount will be distributed proportionately to the installments coming due after the sale.

2.2. Acquisition of farm

Panamby Farm

On August 10, 2022, the Company signed a Purchase and Sale Agreement for a total area of 10,844 hectares of the Panamby Farm, a rural property located in Querência, Mato Grosso. The transaction amount was established at R$285,600, equivalent to 302 soybean bags per useful hectare, divided into two installments. On September 12, 2022, the Company paid the first installment of R$144,747 (R$140,000 refers to the principal and R$4,747 to other transaction costs), meeting the conditions to obtain possession of the land. On June 30, 2023, the liability refers to the payment of the second installment maturing on August 21, 2023 of R$142,985 adjusted at present value (Note 19, under “Panamby Farm”). The amount of R$274,172, which includes the value of the farm, other property, plant and equipment and other transaction costs, is recorded under “Acquisitions” and shown in Note 11 and 13.

2.3. Lease

Leases in the year ended on June 30, 2024

Alto da Serra Farm

On March 12, 2024, the agricultural partnership contract was signed with the Alto da Serra farm, located in the municipality of Brotas in the state of São Paulo. The Company will explore an agricultural area of up to 8,160 hectares to produce sugar cane, the contract is valid for 12 years and control was obtained in June 2024.

Leases in the year ended on June 30, 2023

São Domingos Farm

On July 21, 2022, the Company signed an agricultural partnership agreement with the São Domingos Farm, located in Comodoro, Mato Grosso. The Company will explore an arable area of approximately 6,070 hectares under a 12-year agreement and possession will be granted in two phases of 3,035 hectares each, with the first one concluded in December 2022 and the second to be concluded in December 2023.

Leases in the year ended on June 30, 2022

Regalito Farm

On June 1, 2022, the Company entered into an agricultural partnership agreement with Regalito Farm to commercially explore a 5,714-hectare agricultural area. Located in the city of São José do Xingu, state of Mato Grosso, the farm was named Parceria IX and the agreement has duration of 12 years.

Nossa Senhora Aparecida Farm

On June 11, 2022, the Company entered into an agricultural partnership agreement with Nossa Senhora Aparecida Farm to commercially explore a 2,100-hectare agricultural area. Located in the city of São Félix do Araguaia, state of Mato Grosso, and the agreement has duration of six years.

2.4. Other information

Companhia Agrícola Novo Horizonte S.A.

On May 20, 2024, the subsidiary Agrifirma Agro signed a non-binding agreement to acquire all the shares of Companhia Agrícola Novo Horizonte S.A., located in the municipality of Novo São Joaquim, in the state of Mato Grosso. Novo Horizonte is an agricultural company focused on grain production, with 4,767 hectares leased for 16 years, at an average price of 13 bags per hectare. This acquisition is in line with the Group’s strategy of expanding its presence in the sector, increasing market share and optimizing agricultural operations. Among the relevant assets, fixed assets stand out, such as agricultural machinery and irrigation structures, and the lease contract that supports its operations.

The transaction closing term was formalized on August 6, 2024, after the reporting period, but before authorization to issue the financial statements, thus being characterized as a Subsequent Event, as per Note 32.

2.5. Risks linked to climate change

During the year ended June 2024, the Company faced significant weather challenges, which increased uncertainty in estimates. At the beginning of the year, there was a reduction in the planted area in relation to the initial estimate, due to the volatility of commodity prices and adverse weather conditions during the planting window. Grain production was below expectations, which contributed to the drop in revenue, while livestock activity was affected by the reduction in meat production and weight gain per hectare, due to the drought in the northeast region of Brazil, which contributed for a reduction in the biological assets of this segment. In sugarcane fields, there was a decrease in productive potential, caused by water deficit.

However, in some regions such as the Mid-west, there was a 50% increase in the harvest, with positive expectations. In Maranhão, the harvest was postponed taking advantage of the period’s rains, which intensified the use of ripening machines and irrigation management for better results.